Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Jan. 02, 2016	Jan. 03, 2015	Dec. 28, 2013
Deferred tax assets:
Inventory cost capitalization and reserves	$ 5,420	$ 4,789
Other reserves and accruals	7,071	4,209
Federal net operating loss carryforwards	42,207	76,678
State net operating loss carryforwards	3,533	11,153
Alternative minimum tax carryforward	3,111	1,502
State income tax credit	6,565	10,100
Other	1,380	307
Total deferred assets	69,287	108,738
Less: Valuation allowance		(109,690)	$ (126,392)	$ (94,952)
Net deferred tax assets	69,287	(952)
Deferred tax liabilities:
Other reserves and accruals	(998)	(940)
Basis difference in property, plant and equipment	(16,669)	(16,794)
Amortization of intangible assets	(45,246)	(23,261)
Other	(3,667)	(803)
Total deferred tax liabilities	(66,580)	(41,798)
Net deferred tax asset - net	$ 2,707
Net deferred tax (liability) - net		$ (42,750)